GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 3) $ in Millions	Jan. 02, 2016 USD ($)
Future amortization expense for finite-lived intangible assets
2016	$ 18.5
2017	9.8
2018	2.7
2019	1.7
2020	$ 1.2